Segment Information 10-Q - A PARADISE ACQUISITION CORP. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
A PARADISE ACQUISITION CORP.
Segment Reporting Information [Line Items]
Schedule of Segment Information Related To CODM
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:

	For the three months ended March 31,
	2026	2025
General and administrative and legal and professional expenses	$374,239	$34,600
Interest earned on investments held in Trust Account	$1,787,764	$—
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews key metrics, which include the following:

	For the years ended December 31,
	2025	2024
General and administrative and legal and professional expenses	$1,038,358	$75,562
Interest earned on investment held in Trust Account	$3,318,154	$—